Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Schedule of Intangible assets

	December 31,
	2021			2022
			Net book			Net book
(In thousands)	Cost	Amortization	value	Cost	Amortization	value
Land use rights	5,218	(1,461)	3,757	4,777	(1,498)	3,279
Acquired computer software	3,875	(3,053)	822	3,264	(2,744)	520
Audio-visual license	6,151	(2,431)	3,720	5,631	(2,884)	2,747
Total	15,244	(6,945)	8,299	13,672	(7,126)	6,546

Summary of Amortization expense recognized

	Years ended December 31
(In thousands)	2020	2021	2022
Cost of revenues	—	10	54
General and administrative expenses	1,210	1,113	1,032
Research and development expenses	6	6	—
Total	1,216	1,129	1,086

Schedule of estimated aggregate amortization expense

(In thousands)	Intangible assets
2023	1,046
2024	983
2025	892
2026	871
2027 and thereafter	2,754

Schedule of weighted average amortization periods of intangible assets

(In year)	December 31, 2021	December 31, 2022
Land use rights	30	30
Acquired computer software	5	5
Audio-visual license	9	9
Total weighted average amortization periods	10	10